The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.0%
Health Care—1.0%
Oak Street Health, Inc. 0.000%, 3/15/26(1)	$ 37,264	$ 36,719
Total Convertible Bonds and Notes (Identified Cost $35,355)		36,719

Corporate Bonds and Notes—4.0%
Communication Services—1.7%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	3,898	3,664
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	15,910	11,923
Lagardere S.A.
RegS 2.125%, 10/16/26(3)	9,600EUR	10,111
RegS 1.750%, 10/7/27(3)	9,900EUR	10,439
TEGNA, Inc.
4.625%, 3/15/28	29,082	25,374
5.000%, 9/15/29	5,601	4,841
		66,352

Consumer Staples—0.6%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)(2)	11,469	11,176
TreeHouse Foods, Inc. 4.000%, 9/1/28	10,995	9,718
		20,894

Financials—1.0%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(2)	15,851	15,891
ROCC Holdings LLC 144A 9.250%, 8/15/26(2)	19,877	20,943
Verscend Escrow Corp. 144A 9.750%, 8/15/26(2)	1,810	1,810
		38,644

Industrials—0.7%
Seaspan Corp. RegS, 144A 6.500%, 4/29/26(2)(3)	7,700	7,735
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(2)	19,027	19,040
		26,775

Real Estate—0.0%
Realogy Group LLC 144A 5.250%, 4/15/30(1)(2)	2,000	1,458
Total Corporate Bonds and Notes (Identified Cost $163,220)		154,123

Leveraged Loans—2.9%
Chemicals—0.9%
Diamond BC B.V. (3 month LIBOR + 2.750%) 7.385% - 7.575%, 9/29/28(4)	32,560	32,412
	Par Value	Value

Health Care—0.1%
Verscend Holding Corp. Tranche B (1 month LIBOR + 4.000%) 8.840%, 8/27/25(4)	$ 4,987	$ 4,976
Information Technology—1.4%
Maxar Technologies Ltd. (1 month Term SOFR + 4.350%) 9.157%, 6/14/29(4)	49,069	49,042
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 11.750%, 4/25/24(4)(5)(6)	482	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.898%, 5/13/27(4)	5,353	4,715
		53,757

Service—0.2%
Marnix Sas Tranche B (3 month Term SOFR + 3.750%) 8.550% - 8.824%, 8/2/28(4)	5,800	5,745
Utility—0.3%
Talen Energy Supply LLC DIP (3 Month Term SOFR + 4.750%) 9.506% - 9.567%, 11/11/23(4)	12,529	12,520
Total Leveraged Loans (Identified Cost $110,665)		109,410

	Shares
Preferred Stock—0.1%
Information Technology—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	119,040	2,580
Total Preferred Stock (Identified Cost $2,976)		2,580

Common Stocks—23.8%
Communication Services—3.4%
Activision Blizzard, Inc.	1,063,669	91,039
Shaw Communications, Inc. Class B	1,138,264	34,046
TEGNA, Inc.	231,288	3,911
		128,996

Consumer Discretionary—0.0%
Cazoo Group Ltd.(7)	23,092	57
Consumer Staples—0.0%
TPCO Holding Corp.(7)	543,113	82
Energy—0.2%
Euronav N.V.	250,077	4,199
Ranger Oil Corp. Class A	94,968	3,878
		8,077

Financials—4.4%
Argo Group International Holdings Ltd.	443,266	12,983
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Financials—continued
First Horizon Corp.(8)	6,566,877	$ 116,759
Focus Financial Partners, Inc. Class A(7)	143,432	7,440
MarketWise, Inc.(7)	65,608	122
MoneyGram International, Inc.(7)	3,058,278	31,867
		169,171

Health Care—7.0%
ABIOMED, Inc.(5)(7)	60,860	129
Horizon Therapeutics plc(7)(8)	1,716,553	187,345
NuVasive, Inc.(7)	31,092	1,284
Oak Street Health, Inc.(7)	1,509,339	58,381
Seagen, Inc.(7)	97,113	19,663
		266,802

Industrials—3.4%
Aerojet Rocketdyne Holdings, Inc.(7)	1,277,014	71,730
Univar Solutions, Inc.(7)	1,673,179	58,611
		130,341

Information Technology—4.3%
National Instruments Corp.	77,344	4,054
Rogers Corp.(7)	51,100	8,351
Silicon Motion Technology Corp. ADR	257,374	16,863
Sumo Logic, Inc.(7)	139,399	1,670
Tower Semiconductor Ltd.(7)	389,641	16,548
VMware, Inc. Class A(7)(8)	920,725	114,953
		162,439

Materials—1.1%
Yamana Gold, Inc.	7,035,702	41,159
Utilities—0.0%
Energy Harbor Corp.(7)	100	8
Total Common Stocks (Identified Cost $933,503)		907,132

Rights—0.0%
Health Care—0.0%
Akouos, Inc., 12/31/23(7)	336,679	379
Bristol Myers Squibb Co., 12/31/35(5)(7)	453,175	566
Total Rights (Identified Cost $—)		945

Warrants—0.0%
Communication Services—0.0%
Akazoo S.A., 12/31/24(5)(7)	238,850	—
BuzzFeed, Inc., 12/01/26(7)	116,254	13
		13

Consumer Discretionary—0.0%
Cazoo Group Ltd., 08/26/26(7)	380,410	2
CEC Brands LLC, 12/31/25(5)(7)	189,648	569
ECARX Holdings, Inc., 12/21/27(7)	81,099	12
	Shares	Value

Consumer Discretionary—continued
Grove Collaborative Holdings, 06/16/27(7)	78,996	$ 4
		587

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(7)	229,941	19
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(7)	61,000	2
Altimar Acquisition Corp. III, 12/31/28(7)	40,839	1
Ares Acquisition Corp., 12/31/27(7)	31,500	28
Arrowroot Acquisition Corp., 03/02/26(7)	462,172	56
Athena Consumer Acquisition Corp., 07/31/28(7)	41,929	2
CF Acquisition Corp. VIII, 12/31/27(7)	40,000	2
CIIG Capital Partners II, Inc., 02/28/28(7)	168,623	20
Compute Health Acquisition Corp. Class A, 12/31/27(7)	103,250	41
Corner Growth Acquisition Corp., 12/31/27(7)	62,938	5
Enterprise 4.0 Technology Acquisition Corp., 09/24/23(7)	62,861	3
ESGEN Acquisition Corp., 06/28/23(7)	73,376	4
ExcelFin Acquisition Corp., 07/05/23(7)	62,850	3
FTAC Emerald Acquisition Corp., 08/22/28(7)	207,965	22
Fusion Acquisition Corp. II, 12/31/27(7)	70,766	1
G Squared Ascend II, Inc., 12/31/26(7)	57,035	2
GCM Grosvenor, Inc. Class A, 11/17/25(7)	102,070	58
Goal Acquisitions Corp., 02/11/26(7)	564,935	17
Golden Falcon Acquisition Corp., 11/04/26(7)	172,837	41
Kensington Capital Acquisition Corp. V, 07/19/23(7)	126,939	32
Moneylion, Inc., 09/22/26(7)	106,742	6
Motive Capital Corp. II, 05/15/28(7)	83,498	13
Near Intelligence, Inc., 07/08/27(7)	16,000	2
Newbury Street Acquisition Corp., 12/31/27(7)	31,054	1
Newcourt Acquisition Corp., 04/12/28(7)	85,245	2
Phoenix Biotech Acquisition Corp., 09/01/26(7)	62,781	3
Pontem Corp., 12/31/27(7)	134,633	23
PROOF Acquisition Corp. I, 12/03/28(7)	167,228	12
Prospector Capital Corp., 01/01/25(7)	155,088	15
Pyrophyte Acquisition Corp., 12/17/23(7)	83,773	8
RMG Acquisition Corp. III, 12/31/27(7)	85,180	12
Screaming Eagle Acquisition Corp. Class A, 12/15/27(7)	251,119	55
Semper Paratus Acquisition Corp., 11/04/26(7)	83,731	4
Senior Connect Acquisition Corp. I, 12/31/27(7)	158,629	5
Slam Corp. Class A, 12/31/27(7)	101,785	23
Target Global Acquisition I Corp., 12/31/27(7)	125,200	16
Thunder Bridge Capital Partners III, Inc., 02/15/28(7)	81,350	10
		550

Health Care—0.0%
Biote Corp., 02/12/27(7)	83,540	35
Pear Therapeutics, Inc., 12/01/26(7)	6,166	—(9)
Quantum-Si, Inc., 09/30/27(7)	32,085	5
		40

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(7)	326,205	163
Bridger Aerospace Group Holdings, Inc., 01/25/28(7)	58,300	10
Freightos Ltd., 01/23/28(7)	54,429	11
Getaround, Inc., 03/09/26(7)	12,698	1

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Industrials—continued
Shapeways Holdings, Inc., 10/31/26(7)	112,274	$ 3
		188

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(7)	3,466	—(9)
KLDiscovery, Inc., 12/19/24(7)	677,651	22
Movella Holdings, Inc., 12/31/27(7)	74,121	11
		33

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 08/01/26(7)	2,620	1
Total Warrants (Identified Cost $14,241)		1,431

	Shares/Units
Special Purpose Acquisition Companies—41.4%
7 Acquisition Corp. Class A(7)(10)	1,360,439	14,203
A SPAC II Acquisition Corp.(7)	418,492	4,348
Accretion Acquisition Corp.(7)	1,225,126	12,631
Acropolis Infrastructure Acquisition Corp. Class A(7)	748,721	7,585
Aetherium Acquisition Corp. Class A(7)	139,495	1,445
AfterNext HealthTech Acquisition Corp. Class A(7)	834,871	8,532
Ahren Acquisition Corp. Class A(7)	370,385	3,856
Alpha Healthcare Acquisition Corp. III Class A(7)	207,477	2,106
Alpha Partners Technology Merger Corp.(7)	250,000	2,558
Alpha Partners Technology Merger Corp. Class A(7)	896,417	9,152
Alpha Star Acquisition Corp.(7)	216,349	2,274
AltC Acquisition Corp. Class A(7)	378,755	3,844
AltEnergy Acquisition Corp.(7)	125,618	1,319
AltEnergy Acquisition Corp. Class A(7)	760,117	7,882
Andretti Acquisition Corp. Class A(7)	516,846	5,432
Anthemis Digital Acquisitions I Corp.(7)	1,034,837	10,814
AP Acquisition Corp. Class A(7)	151,690	1,600
Apollo Strategic Growth Capital II Class A(7)(10)	3,568,089	36,573
APx Acquisition Corp. I(7)(10)	566,675	5,961
Ares Acquisition Corp. Class A(7)(10)	2,638,587	27,230
Arogo Capital Acquisition Corp. Class A(7)(10)	313,503	3,273
Arrowroot Acquisition Corp. Class A(7)(10)	345,322	3,540
Artemis Strategic Investment Corp. Class A(7)	437,600	4,525
ARYA Sciences Acquisition Corp. IV Class A(7)(10)	465,691	4,806
ARYA Sciences Acquisition Corp. V Class A(7)	699,585	7,157
Athena Technology Acquisition Corp. II Class A(7)	452,822	4,641
Atlantic Coastal Acquisition Corp. II Class A(7)	417,585	4,339
Ault Disruptive Technologies Corp.(7)	257,610	2,697
Aura FAT Projects Acquisition Corp. Class A(7)	389,949	4,106
Aurora Technology Acquisition Corp. Class A(7)	200,000	2,074
AxonPrime Infrastructure Acquisition Corp. Class A(7)	100,211	1,042
B Riley Principal 250 Merger Corp. Class A(7)	622,890	6,329
Banner Acquisition Corp.(7)	455,172	4,661
Bannix Acquisition Corp.(7)	21,987	228
Banyan Acquisition Corp. Class A(7)	593,848	6,176
Battery Future Acquisition Corp. Class A(7)	1,543,836	16,118
Bilander Acquisition Corp. Class A(7)	441,893	4,459
BioPlus Acquisition Corp. Class A(7)	1,104,080	11,527
Black Mountain Acquisition Corp. Class A(7)	1,119,745	11,634
Black Spade Acquisition Co. Class A(7)	19,231	198
bleuacacia Ltd. Class A(7)(10)	1,404,412	14,381
Blue Ocean Acquisition Corp. Class A(7)	776,707	8,101
	Shares/Units	Value
Blue Whale Acquisition Corp. I Class A(7)	94,953	$ 944
Blue World Acquisition Corp.(7)	135,475	1,410
Brigade-M3 European Acquisition Corp.(7)	250,490	2,530
Bullpen Parlay Acquisition Co. Class A(7)(10)	1,195,047	12,440
C5 Acquisition Corp. Class A(7)	584,310	6,100
Cactus Acquisition Corp. 1 Ltd.(7)	537,652	5,608
Canna-Global Acquisition Corp. Class A(7)	112,533	1,185
Capitalworks Emerging Markets Acquisition Corp. Class A(7)	1,036,249	10,881
Cartesian Growth Corp. II(7)	209,496	2,202
Cartesian Growth Corp. II Class A(7)	850,819	8,925
Cartica Acquisition Corp.(7)	75,000	792
Cartica Acquisition Corp. Class A(7)	801,142	8,444
CC Neuberger Principal Holdings III(7)	114,000	1,179
Cetus Capital Acquisition Corp.(7)	165,895	1,677
CF Acquisition Corp. VII Class A(7)	95	1
Chain Bridge I Class A(7)	237,250	2,486
Chenghe Acquisition Co. Class A(7)	167,162	1,757
Churchill Capital Corp. VI Class A(7)	1,053,507	10,651
Churchill Capital Corp. VII Class A(7)	2,682,732	27,203
CIIG Capital Partners II, Inc. Class A(7)	627,714	6,528
Clean Earth Acquisitions Corp. Class A(7)	144,376	1,478
Coliseum Acquisition Corp. Class A(7)	376,316	3,846
Compass Digital Acquisition Corp.(7)	317,495	3,238
Concord Acquisition Corp. II Class A(7)	662,974	6,723
Concord Acquisition Corp. III Class A(7)	1,089,408	11,286
Consilium Acquisition Corp. I Ltd.(7)	757,046	7,835
Constellation Acquisition Corp. I Class A(7)(10)	381,194	3,903
Conyers Park III Acquisition Corp. Class A(7)	909,139	9,191
Corazon Capital V838 Monoceros Corp. Class A(7)	684,854	6,999
Corsair Partnering Corp. Class A(7)	618,603	6,316
Crescera Capital Acquisition Corp. Class A(7)	1,004,694	10,499
DA32 Life Science Tech Acquisition Corp. Class A(7)	271,534	2,748
Data Knights Acquisition Corp. Class A(7)(10)	395,183	4,225
Distoken Acquisition Corp.(7)	352,641	3,586
dMY Technology Group, Inc. VI(7)	949,438	9,656
DP Cap Acquisition Corp. I Class A(7)	963,400	10,068
EG Acquisition Corp. Class A(7)	550,396	5,603
Elliott Opportunity II Corp.(7)	81,448	833
Elliott Opportunity II Corp. Class A(7)	2,479,563	25,403
Embrace Change Acquisition Corp.(7)	206,123	2,150
Enphys Acquisition Corp.(7)	1,294,978	13,222
Enterprise 4.0 Technology Acquisition Corp.(7)	1,424,923	14,890
ESGEN Acquisition Corp. Class A(7)(10)	403,925	4,237
EVe Mobility Acquisition Corp. Class A(7)	1,257,080	13,118
ExcelFin Acquisition Corp. Class A(7)	955,894	9,932
Fat Projects Acquisition Corp.(7)(10)	390,066	4,078
Fifth Wall Acquisition Corp. III Class A(7)	646,240	6,605
Finnovate Acquisition Corp. Class A(7)	802,084	8,366
Focus Impact Acquisition Corp. Class A(7)	375,863	3,898
Forbion European Acquisition Corp. Class A(7)	380,271	4,008
Forum Merger IV Corp. Class A(7)(10)	444,681	4,522
Freedom Acquisition I Corp. Class A(7)(10)	563,480	5,812
Frontier Investment Corp. Class A(7)	125,300	1,281
FTAC Emerald Acquisition Corp. Class A(7)	486,049	4,967
FTAC Zeus Acquisition Corp. Class A(7)	1,593,671	16,399
Fusion Acquisition Corp. II Class A(7)(10)	447,829	4,541
G Squared Ascend II, Inc. Class A(7)	328,443	3,386
Galata Acquisition Corp. Class A(7)	20,400	212
Games & Esports Experience Acquisition Corp. Class A(7)(10)	661,214	6,956
Generation Asia I Acquisition Ltd. Class A(7)	325,000	3,351
Global Technology Acquisition Corp. I Class A(7)	816,471	8,540
Goal Acquisitions Corp.(7)	303,418	3,101

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares/Units	Value
GoGreen Investments Corp.(7)	962,255	$ 10,152
Gores Holdings IX, Inc. Class A(7)	1,648,389	16,616
Green Visor Financial Technology Acquisition Corp. I Class A(7)	893,371	9,398
Growth For Good Acquisition Corp.(7)	877,762	8,980
GSR II Meteora Acquisition Corp. Class A(7)	1,104,241	11,274
Hawks Acquisition Corp. Class A(7)	108,023	1,099
HCM Acquisition Corp. Class A(7)	1,229,482	12,910
Healthcare AI Acquisition Corp. Class A(7)	910,613	9,516
Hennessy Capital Investment Corp. VI Class A(7)	457,611	4,750
HH&L Acquisition Co. Class A(7)(10)	821,600	8,487
Home Plate Acquisition Corp. Class A(7)	616,203	6,316
Iconic Sports Acquisition Corp. Class A(7)	703,425	7,389
Inception Growth Acquisition Ltd.(7)	245,830	2,530
Industrial Tech Acquisitions II, Inc. Class A(7)	303,751	3,159
Infinite Acquisition Corp.(7)	104,431	1,094
Infinite Acquisition Corp. Class A(7)	845,041	8,801
InFinT Acquisition Corp. Class A(7)	251,663	2,663
Insight Acquisition Corp. Class A(7)(10)	168,606	1,723
Integral Acquisition Corp. 1 Class A(7)	115,392	1,184
Integrated Rail & Resources Acquisition Corp. Class A(7)	14,385	151
Integrated Wellness Acquisition Corp. Class A(7)	423,090	4,328
Investcorp Europe Acquisition Corp. I Class A(7)(10)	1,144,355	11,970
Investcorp India Acquisition Corp. Class A(7)	1,095,845	11,517
Israel Acquisitions Corp.(7)	447,969	4,632
Israel Acquisitions Corp. Class A(7)	400,000	4,092
IX Acquisition Corp. Class A(7)	390,600	4,019
Jaguar Global Growth Corp. I Class A(7)	1,046,329	10,871
Jaws Hurricane Acquisition Corp. Class A(7)	1,153,023	11,715
Jaws Juggernaut Acquisition Corp.(7)	295,167	2,990
Jaws Juggernaut Acquisition Corp. Class A(7)	841,540	8,609
Juniper II Corp.(7)	195,472	1,982
Juniper II Corp. Class A(7)	1,318,124	13,669
Jupiter Wellness Acquisition Corp. Class A(7)	435,476	4,594
Kensington Capital Acquisition Corp. V Class A(7)	1,267,527	13,208
Kernel Group Holdings, Inc. Class A(7)(10)	501,704	5,168
Keyarch Acquisition Corp.(7)	250,353	2,584
Khosla Ventures Acquisition Co. Class A(7)	440,241	4,464
Khosla Ventures Acquisition Co. III Class A(7)	388,945	3,948
Kimbell Tiger Acquisition Corp. Class A(7)	258,848	2,726
L Catterton Asia Acquisition Corp. Class A(7)	92,048	941
LAMF Global Ventures Corp. I(7)	1,227,022	12,822
LatAmGrowth SPAC(7)	205,918	2,154
LAVA Medtech Acquisition Corp. Class A(7)	515,033	5,372
LDH Growth Corp. I Class A(7)	939,667	9,575
Learn CW Investment Corp. Class A(7)	817,802	8,399
LIV Capital Acquisition Corp. II Class A(7)	240,625	2,510
Live Oak Crestview Climate Acquisition Corp.(7)	430,057	4,378
Logistics Innovation Technologies Corp. Class A(7)	1,013,538	10,287
M3-Brigade Acquisition III Corp. Class A(7)	437,224	4,512
Magnum Opus Acquisition Ltd. Class A(7)(10)	429,084	4,394
Mars Acquisition Corp.(7)	208,720	2,119
Mars Acquisition Corp.(7)	5,944	61
MELI Kaszek Pioneer Corp. Class A(7)	862,036	8,793
Metal Sky Star Acquisition Corp.(7)	185,999	1,940
Metals Acquisition Corp. Class A(7)	1,250,146	12,777
Monterey Capital Acquisition Corp. Class A(7)	296,613	3,043
Moringa Acquisition Corp. Class A(7)	144,518	1,486
Motive Capital Corp. II Class A(7)(10)	1,718,390	17,931
Mountain & Co. I Acquisition Corp.(7)(10)	635,407	6,786
Nabors Energy Transition Corp. Class A(7)	581,186	6,102
New Providence Acquisition Corp. II Class A(7)	187,472	1,943
Newbury Street Acquisition Corp.(7)	62,108	637
	Shares/Units	Value
Newcourt Acquisition Corp. Class A(7)(10)	170,490	$ 1,788
NewHold Investment Corp. II Class A(7)	279,643	2,841
Northern Revival Acquisition Corp. Class A(1)(7)(10)	233,085	2,394
Northern Star Investment Corp. IV Class A(7)	1,273,810	12,929
OCA Acquisition Corp. Class A(7)	139,497	1,444
Orion Biotech Opportunities Corp. Class A(7)	783,141	8,012
Panacea Acquisition Corp. II Class A(7)	250,113	2,551
Papaya Growth Opportunity Corp. I Class A(7)	613,454	6,386
Patria Latin American Opportunity Acquisition Corp.(7)	651,886	6,864
Pearl Holdings Acquisition Corp. Class A(7)	969,230	10,119
Pegasus Digital Mobility Acquisition Corp. Class A(7)	117,840	1,231
Perception Capital Corp. II Class A(7)	92,004	972
Plum Acquisition Corp. I Class A(7)(10)	457,975	4,717
Pono Capital Two, Inc. Class A(7)	381,831	3,979
Pontem Corp. Class A(7)	1,078,847	11,145
Portage Fintech Acquisition Corp. Class A(7)	696,485	7,125
Post Holdings Partnering Corp. Class A(7)	651,708	6,595
Power & Digital Infrastructure Acquisition II Corp. Class A(7)	1,317,649	13,506
PowerUp Acquisition Corp. Class A(7)	628,681	6,589
Project Energy Reimagined Acquisition Corp.(7)	259,564	2,650
PROOF Acquisition Corp. I Class A(7)	524,428	5,470
Pyrophyte Acquisition Corp. Class A(7)	999,947	10,504
Quadro Acquisition One Corp. Class A(7)	70,320	718
RCF Acquisition Corp. Class A(7)	1,079,005	11,254
Redwoods Acquisition Corp.(7)(10)	421,295	4,352
Rigel Resource Acquisition Corp. Class A(7)	951,666	9,954
ROC Energy Acquisition Corp.(7)	779,231	8,127
Ross Acquisition Corp. II Class A(7)(10)	468,201	4,794
Roth CH Acquisition V Co.(7)	62,499	645
Screaming Eagle Acquisition Corp. Class A(7)	2,781,622	28,233
Sculptor Acquisition Corp. I Class A(7)	1,084,356	11,310
SDCL EDGE Acquisition Corp. Class A(7)	397,686	4,084
ShoulderUp Technology Acquisition Corp. Class A(7)	188,525	1,953
Signal Hill Acquisition Corp. Class A(7)	140,996	1,465
SilverBox Corp. III(7)	94,545	947
SILVERspac, Inc. Class A(7)	768,145	7,858
Sizzle Acquisition Corp.(7)	217,633	2,272
SK Growth Opportunities Corp. Class A(7)	872,233	9,097
Skydeck Acquisition Corp. Class A(7)	935,059	9,575
Slam Corp. Class A(7)(10)	2,065,256	21,293
Social Capital Suvretta Holdings Corp. II Class A(7)	1,027,494	10,522
Social Capital Suvretta Holdings Corp. IV Class A(7)	1,013,679	10,360
Sound Point Acquisition Corp. I Ltd. Class A(7)	476,786	5,030
Southport Acquisition Corp.(7)	769,583	8,004
SportsMap Tech Acquisition Corp.(7)	320,803	3,336
Spree Acquisition Corp. 1 Ltd.(7)	852,002	8,878
Spring Valley Acquisition Corp. II(1)(7)	316,196	3,380
Spring Valley Acquisition Corp. II Class A(7)	94,554	978
ST Energy Transition I Ltd.(7)	1,288,783	13,378
Stratim Cloud Acquisition Corp.(7)	157,656	1,607
Swiftmerge Acquisition Corp. Class A(7)	517,911	5,340
Talon 1 Acquisition Corp. Class A(7)(10)	638,392	6,735
Target Global Acquisition I Corp. Class A(7)	717,309	7,482
TCV Acquisition Corp. Class A(7)	1,650,241	16,898
TenX Keane Acquisition Class A(7)	251,058	2,609
Thunder Bridge Capital Partners IV, Inc. Class A(7)	536,525	5,430
Tio Tech A Class A(7)	1,442,851	14,688
TKB Critical Technologies 1 Class A(7)	497,827	5,177
TLGY Acquisition Corp. Class A(7)(10)	572,339	6,015
TMT Acquisition Corp.(7)	244,827	2,497
TortoiseEcofin Acquisition Corp. III Class A(7)	843,211	8,618
TPG Pace Beneficial II Corp. Class A(7)	90,315	900

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares/Units	Value
Trine II Acquisition Corp. Class A(7)	787,542	$ 8,238
Tristar Acquisition I Corp. Class A(7)	953,834	9,853
Twin Ridge Capital Acquisition Corp. Class A(7)(10)	537,023	5,499
two Class A(7)	18,040	183
UTA Acquisition Corp. Class A(7)	1,032,895	10,752
Valor Latitude Acquisition Corp. Class A(7)	768,863	7,873
Valuence Merger Corp. I Class A(7)	1,008,783	10,663
Viscogliosi Brothers Acquisition Corp.(7)	125,599	1,290
Waverley Capital Acquisition Corp. 1 Class A(7)	870,959	8,884
Worldwide Webb Acquisition Corp. Class A(7)	1,054,837	10,918
XPAC Acquisition Corp. Class A(7)	941,127	9,609
Yotta Acquisition Corp.(7)	275,274	2,833
Zimmer Energy Transition Acquisition Corp. Class A(7)	388,508	3,936
Total Special Purpose Acquisition Companies (Identified Cost $1,551,459)		1,579,683

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $2,203)		815

Escrow Notes—1.6%
Financials—1.6%
Altaba, Inc. Escrow(5)(7)	25,671,973	60,457
Pershing Square Escrow(5)(7)	547,537	110
		60,567

Industrials—0.0%
AMR Corp. Escrow(7)	1,243,406	25
Total Escrow Notes (Identified Cost $35,331)		60,592

Master Limited Partnerships and Related Companies—2.6%
Gathering/Processing—2.6%
DCP Midstream LP(8)	2,399,595	100,111
Total Master Limited Partnerships and Related Companies (Identified Cost $99,918)		100,111

Total Long-Term Investments—77.4% (Identified Cost $2,948,871)		2,953,541

Short-Term Investments—20.9%
Money Market Mutual Funds—20.9%
Fidelity Treasury Only Portfolio - Institutional Shares (seven-day effective yield 4.410%)(11)	25,747,107	25,747
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.563%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.720%)(11)	192,800,000	192,800
	Shares	Value

Money Market Mutual Funds—continued
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 4.686%)(11)	192,800,000	$ 192,800
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.670%)(11)	192,800,000	192,800
Total Short-Term Investments (Identified Cost $796,947)		796,947

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(11)(12)	23,661,677	23,662
Total Securities Lending Collateral (Identified Cost $23,662)		23,662

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—98.9% (Identified Cost $3,769,480)		3,774,150

Securities Sold Short—(0.4)%
Common Stocks—(0.4)%
Energy—(0.3)%
Baytex Energy Corp.(7)	(712,551)	(2,672)
Frontline plc	(449,868)	(7,450)
		(10,122)

Health Care—(0.0)%
Globus Medical, Inc. Class A(7)	(23,320)	(1,321)
Information Technology—(0.1)%
Broadcom, Inc.	(1,162)	(745)
MaxLinear, Inc.(7)	(99,852)	(3,516)
		(4,261)

Total Securities Sold Short (Identified Proceeds $(15,073))		(15,704)

Written Options—(0.4)%
(See open written options schedule)
Total Written Options (Premiums Received $11,848)		(14,981)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—98.1% (Identified Cost $3,742,559)		$3,743,465
Other assets and liabilities, net—1.9%		72,987
NET ASSETS—100.0%		$3,816,452

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $93,640 or 2.5% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $137,972.
(9)	Amount is less than $500.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	60%
Cayman Islands	29
Ireland	5
Canada	2
Netherlands	1
Bermuda	1
France	1
Other	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2023.
Open purchased options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
SPDR S&P 500® ETF Trust	1,947	$75,933	$390.00	04/21/23	$292
SPDR S&P Regional Banking ETF	2,274	9,778	43.00	05/19/23	523
Total Purchased Options					$815
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(5,730)	$(41,542)	$72.50	04/21/23	$(7,306)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Open written options contracts as of March 31, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Activision Blizzard, Inc.	(4,906)	$(36,795)	$75.00	05/19/23	$(5,387)
First Horizon Corp.	(45)	(90)	20.00	04/21/23	(1)
Focus Financial Partners, Inc.	(767)	(4,219)	55.00	04/21/23	(8)
Horizon Therapeutics plc	(469)	(5,628)	120.00	05/19/23	(6)
Oak Street Health, Inc.	(903)	(3,161)	35.00	04/21/23	(334)
Oak Street Health, Inc.	(1,078)	(3,881)	36.00	04/21/23	(307)
Rogers Corp.	(511)	(7,665)	150.00	04/21/23	(715)
Seagen, Inc.	(388)	(7,760)	200.00	04/21/23	(136)
SPDR S&P 500® ETF Trust	(519)	(21,123)	407.00	04/21/23	(438)
TEGNA, Inc.	(415)	(664)	16.00	05/19/23	(51)
					(14,689)
Put Options(2)
SPDR S&P 500® ETF Trust	(1,298)	(48,675)	375.00	04/21/23	(74)
SPDR S&P Regional Banking ETF	(2,274)	(8,641)	38.00	05/19/23	(218)
					(292)
Total Written Options					$(14,981)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Forward foreign currency exchange contracts as of March 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	53,487	USD	39,538	JPM	04/13/23	$45	$—
EUR	5,823	USD	6,207	JPM	04/17/23	115	—
USD	81,557	CAD	111,811	JPM	04/13/23	—	(1,190)
USD	15,184	EUR	14,108	JPM	04/13/23	—	(126)
USD	4,026	JPY	530,393	JPM	04/14/23	22	—
USD	6,261	EUR	5,823	JPM	04/17/23	—	(60)
USD	7,695	AUD	11,594	GS	04/27/23	—	(63)
USD	14,150	GBP	11,566	JPM	05/25/23	—	(135)
USD	12,000	EUR	11,203	GS	05/30/23	—	(193)
USD	21,137	EUR	19,500	JPM	09/20/23	—	(199)
USD	5,648	EUR	5,200	GS	10/04/23	—	(45)
USD	13,471	AUD	20,022	GS	12/05/23	—	(22)
Total						$182	$(2,033)

Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	08/11/23	$1,499	$35	$35	$—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	08/14/23	119	3	3	—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	09/01/23	4,223	102	102	—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	09/04/23	449	6	6	—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	01/22/24	3,826	(175)	—	(175)
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	03/13/24	4,200	(279)	—	(279)
Bristol-Myers Squibb Co.(3),(4)	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/04/24	—(5)	452	452	—
Brookfield Property Preferred LP	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/08/24	846	(19)	—	(19)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Cazoo Group Ltd.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	10/23/23	$163	$(131)	$—	$(131)
Cazoo Group Ltd.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/29/24	30	(5)	—	(5)
CHR Hansen Holding A/S	Pay	5.430% (0.610% + OBFR)	1 Month	GS	02/19/24	14,633	533	533	—
Electricite De France S.A.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/25/24	11,816	193	193	—
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/18/23	875	(162)	—	(162)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/19/23	2,545	(464)	—	(464)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/22/23	334	(59)	—	(59)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/25/23	468	(78)	—	(78)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/26/23	56	(9)	—	(9)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	10/02/23	563	(92)	—	(92)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	10/05/23	8,345	(1,239)	—	(1,239)
Euronav N.V.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	10/09/23	5,747	(772)	—	(772)
Origin Energy Ltd.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/16/24	19,400	312	312	—
OZ Minerals Ltd.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/08/24	7,605	109	109	—
Shaw Communications, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/11/24	4,982	76	76	—
Shaw Communications, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/22/24	3,582	94	94	—
Telenet Group Holding N.V.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/24/24	5,282	81	81	—
Toshiba Corp.	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	06/20/23	4,273	(959)	—	(959)
Willis Towers Watson plc	Pay	5.430% (0.610% + OBFR)	1 Month	GS	06/12/23	6,503	632	632	—
							(1,815)	2,628	(4,443)
Short Total Return Swap Contracts
Agnico Eagle Mines Ltd.	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(13,985)	524	524	—
Aon plc	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(8,560)	(132)	—	(132)
Broadcom, Inc.	Receive	4.420% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(44,450)	(11,178)	—	(11,178)
Broadcom, Inc.	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(15,999)	(1,948)	—	(1,948)
Frontline plc	Receive	2.320% ((2.50)% + OBFR)	1 Month	GS	12/11/23	(1,842)	(511)	—	(511)
Novozymes A/S	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(15,699)	41	41	—
Pan American Silver Corp.	Receive	4.270% ((0.550)% + OBFR)	1 Month	GS	01/15/24	(18,665)	(1,767)	—	(1,767)
							(14,971)	565	(15,536)
Total							$(16,786)	$3,193	$(19,979)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$154,123	$—	$154,123	$—
Leveraged Loans	109,410	—	109,410	—(1)
Convertible Bonds and Notes	36,719	—	36,719	—
Equity Securities:
Common Stocks	907,132	907,003	—	129
Master Limited Partnerships and Related Companies	100,111	100,111	—	—
Escrow Notes	60,592	—	25	60,567
Warrants	1,431	862	—	569(1)
Special Purpose Acquisition Companies	1,579,683	1,515,617	64,066	—
Preferred Stock	2,580	2,580	—	—
Rights	945	—	379	566
Money Market Mutual Funds	796,947	796,947	—	—
Securities Lending Collateral	23,662	23,662	—	—
Other Financial Instruments:
Purchased Options	815	815	—	—
Forward Foreign Currency Exchange Contracts*	182	—	182	—
Over-the-Counter Total Return Swaps*	3,193	—	2,741	452
Total Assets	3,777,525	3,347,597	367,645	62,283
Liabilities:
Securities Sold Short:
Common Stocks	(15,704)	(15,704)	—	—
Other Financial Instruments:
Written Options	(14,981)	(14,609)	(372)	—
Forward Foreign Currency Exchange Contracts*	(2,033)	—	(2,033)	—
Over-the-Counter Total Return Swaps*	(19,979)	—	(19,979)	—
Total Liabilities	(52,697)	(30,313)	(22,384)	—
Total Investments, Net of Securities Sold Short and Written Options	$3,724,828	$3,317,284	$345,261	$62,283

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $25 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $60,457 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Escrow Notes	Warrants	Rights	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2022:	$ 1,844	$ —(a)	$ 122	$ 135	$ 569(a)	$ 566	$ 452
Accrued discount/(premium)	3	3	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	4	(3)	7	—	—	—	—
Transfers into Level 3(c)	60,457	—	—	60,457	—	—	—
Transfers from Level 3(c)	(25)	—	—	(25)	—	—	—
Balance as of March 31, 2023	$ 62,283	$ —(a)	$ 129	$ 60,567	$ 569(a)	$ 566	$ 452
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $4.
(c) Transfers into and/or from represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

THE MERGER FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.